Intangible Assets - Gross Cost, Accumulated Amortization and Impairment Losses of Intangible Assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 11,725	€ 11,488	€ 16,034
Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	37,211	36,790
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(25,355)	(25,201)
Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(131)	(101)
Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	7,328	6,573	8,566
Service concession arrangements and licenses | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	14,456	12,950
Service concession arrangements and licenses | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(7,007)	(6,287)
Service concession arrangements and licenses | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(121)	(90)
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,494	2,380	2,980
Software | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	15,442	15,375
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(12,938)	(12,986)
Software | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(10)	(9)
Customer base
Disclosure of detailed information about intangible assets [line items]
Intangible assets	971	1,238	1,666
Customer base | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,888	5,071
Customer base | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(3,917)	(3,833)
Customer base | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets	276	512	640
Trademarks | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	901	1,720
Trademarks | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(625)	(1,207)
Trademarks | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	(1)
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	42	51	52
Other intangible assets | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	910	940
Other intangible assets | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(868)	(888)
Other intangible assets | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	(1)
Intangible assets in process
Disclosure of detailed information about intangible assets [line items]
Intangible assets	614	734	€ 2,130
Intangible assets in process | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	614	734
Intangible assets in process | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Intangible assets in process | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 0	€ 0